Capital Stock & Earnings (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2015 item $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Earnings Per Share [Abstract]
Number of classes of authorized capital stock | item	2
Par value and shares authorized
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized	300,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Common shares issued and outstanding
Balance at beginning of period	114,832,895	114,832,895	100,000,000
Sale of common shares	19,661,277	0	14,832,895
Balance at end of period	134,494,172	114,832,895	114,832,895